OPERATING EXPENSES (Details)	12 Months Ended
Dec. 31, 2025 CAD ($)
OPERATING EXPENSES
Raw materials and consumables	$ 783,402
Salaries and employee benefits	1,006,200
Contractors	2,369,864
Repairs and maintenance expense	121,641
Site administration	80,938
Depreciation	13,263
Operating expense excluding changes in inventories	4,375,308
Change in inventories	1,296,123
Total operating expense	5,671,431
Maritime Resources Corp
OPERATING EXPENSES
Change in inventories	$ 2,167,896